Annual Total Returns[BarChart] - Direxion Daily Mid Cap Bull 3X Shares - Direxion Daily Mid Cap Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.49%)	49.74%	119.97%	22.69%	(14.71%)	58.47%	46.47%	(38.95%)	76.78%	(18.18%)